Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables

Information about the credit risk exposure of the Company’s trade receivables as of December 31, 2024 and December 31, 2023 is detailed in the trade receivables aging as follows:

	As of December 31,	As of December 31,
	2024	2023
1 - 30 days	573	353
31 - 60 days	331	119
61 - 90 days	189	63
> 91 days	213	230
Allowance for ECL	(47)	(51)
	1,259	714